Shareholder Report, Average Annual Return (Details) 192145_Brown Advisory - WMC Japan Equity Fund_Investor Shares_TSR Annual {Investor Shares}	12 Months Ended	21 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
Investor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Average Annual Return, Percent	25.75%	19.64%
TOPIX Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPIX Index
Average Annual Return, Percent	26.88%	19.84%